Subsequent Events (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Subsequent Events [abstract]
Schedule of Common Shares Conversion	Out of the above Common Shares Conversion, the following Principle has been converted to common shares as under:
Date of conversion	Principle amount converted	No. of Common Shares issued
June 23, 2023	22,445	50,000
July 20, 2023	383,300	1,000,000
July 20, 2023	383,300	1,000,000
July 28, 2023	181,050	500,000

Schedule of Stock Issued	On November 24, 2023, the Company has additionally issued stock registered on Form S-8 to the following persons:
Name	Nos. of Common Stock
Dharmesh Pandya, Global CEO and Lytus Trust (creating a bank of shares for potential partners, key employees, etc.)	40,000,000